Schedule of Antidilutive Securities Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	56,040	54,787	31,834
Convertible Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	15,514	20,782	26,560
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	25,376	26,421
Preferred Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	247	247	247
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	14,903	7,337	5,027